LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

8. LEASES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2023, 2022 and 2021 was $283,342, $329,595 and $402,416, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2023
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$2,353,083

Current operating lease liabilities	Operating lease liabilities - current	$235,470
Noncurrent operating lease liabilities	Operating lease liabilities	2,141,421

Total operating lease liabilities		$2,376,891

Weighted average remaining lease term (in years):
Operating leases		18.92

Weighted discount rate:
Operating leases		4.24%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2024	$331,484
2025	335,595
2026	341,351
2027	350,587
Thereafter	1,587,941
Total	$2,946,958
Less: amount representing interest	570,067
Present value of future minimum lease payments	2,376,891
Less: Current obligations	235,470
Long-term obligations	$2,141,421

As of December 31, 2023 and 2022, the Company has additional operating lease commitments that have not yet commenced of approximately $0 and $0.